Total
Conestoga Small Cap Fund
CONESTOGA SMALL CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga Small Cap Fund		Investors Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.05%
Other Operating Expenses		0.08%	0.05%
Total Annual Fund Operating Expenses		1.48%	1.00%
Expense Limitation	[2]	(0.38%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Limitation		1.10%	0.90%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay an annual fee of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2021. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing Fees paid by Investors Class shares for the fiscal year ended September 30, 2020.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2022, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investors Class	112	431	772	1,736
Institutional Class	92	308	543	1,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2020) the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its investment objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
●	Management Risk: Management risk is realized if the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	Small Cap Securities Risk: Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector.
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was 26.43% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -19.32% for the three months ended March 31, 2020.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2020 to those of the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/20
Average Annual Total Returns - Conestoga Small Cap Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investors Class		30.34%	19.19%	15.26%	13.29%	Oct. 01, 2002
Investors Class | After Taxes on Distributions		30.34%	18.60%	14.83%	12.98%	Oct. 01, 2002
Investors Class | After Taxes on Distributions and Sales		17.96%	15.48%	12.81%	11.65%	Oct. 01, 2002
Investors Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		34.63%	16.36%	13.48%	12.51%	Oct. 01, 2002
Institutional Class	[1]	30.59%	19.43%		17.22%	Aug. 13, 2014
Institutional Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		34.63%	16.36%		13.61%	Aug. 13, 2014
[1]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.

Conestoga SMid Cap Fund
CONESTOGA SMID CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga SMid Cap Fund		Investors Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.08%
Other Operating Expenses		0.36%	0.33%
Total Annual Fund Operating Expenses		1.71%	1.26%
Expense Limitation	[2]	(0.61%)	(0.41%)
Total Annual Fund Operating Expenses After Expense Limitation		1.10%	0.85%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2021. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing fees paid by Investors Class shares for the fiscal year ended September 30, 2020.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2022, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga SMid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investors Class	112	479	871	1,969
Institutional Class	87	359	652	1,487

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2020), the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers smid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2500® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
●	Management Risk: Management risk is realized if the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	SMid Cap Securities Risk: Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Stocks of small and mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small or mid cap companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector.
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was 25.35% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -20.00% for the three months ended March 31, 2020.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2020 to those of the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/20
Average Annual Total Returns - Conestoga SMid Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Investors Class		28.44%	20.45%	12.94%	Jan. 21, 2014
Investors Class | After Taxes on Distributions		28.44%	20.30%	12.84%	Jan. 21, 2014
Investors Class | After Taxes on Distributions and Sales		16.84%	16.72%	10.56%	Jan. 21, 2014
Investors Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		40.47%	18.68%	14.00%	Jan. 21, 2014
Institutional Class	[1]	28.75%	20.73%	17.49%	Dec. 15, 2014
Institutional Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		40.47%	18.68%	16.12%	Dec. 15, 2014
[1]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.